Commitments and contingencies	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies
Commitments and contingencies:
In connection with the acquisition of intellectual property from UTC in April 2014, the Corporation retains a royalty obligation in certain circumstances to pay UTC a portion of any future intellectual property sale and licensing income generated from certain of the Corporation's intellectual property portfolio for a period of 15 years expiring in April 2029. No royalties were paid to UTC in the years ended December 31, 2018 and December 31, 2017.
The Corporation retains a previous funding obligation to pay royalties of 2% of revenues, to a maximum of $4,613,000 (CDN $5,351,000), on sales of certain fuel cell products for commercial distributed utility applications. As of December 31, 2018, no royalties have been incurred to date for this agreement.
The Corporation also retains a previous funding obligation to pay royalties of 2% of revenues, to a maximum of $1,896,000 (CDN $2,200,000), on sales of certain fuel cell products for commercial transit applications. As of December 31, 2018, no royalties have been incurred to date for this agreement.
At December 31, 2018, the Corporation has outstanding commitments aggregating up to a maximum of $2,911,000 (2017 - $3,049,000) relating primarily to purchases of property, plant and equipment.
The Corporation is committed to capital contributions to Weichai Ballard JV over a four year period (note 12).
In January, February and April 2018, certain related class action complaints were filed in U.S. Federal Court alleging violations of U.S. federal securities laws. In April 2018, plaintiffs voluntarily dismissed all but one of their cases, Porwal v. Ballard Power Systems, Inc. et al (S.D.N.Y.). Under the current scheduling order in this action, Plaintiffs filed an amended complaint on June 22, 2018. The Corporation will vigorously contest, and defend against, the complaints and believes the complaints are without merit.